Cash and Investments - Changes in Level 3 financial assets (Details) $ in Millions, ₨ in Billions	1 Months Ended		12 Months Ended
	Jun. 30, 2021 USD ($)	Jun. 30, 2021 INR (₨)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Jun. 30, 2021 INR (₨)
Changes in fair value measurement, assets
Acquisitions of subsidiaries			$ 111.5	$ 7.5
Net unrealized foreign currency translation losses on foreign operations			(673.7)	(199.5)
Significant unobservable inputs (Level 3)
Changes in fair value measurement, assets
Balance - January 1			8,343.2	5,176.8
Net realized and unrealized gains (losses) included in the consolidated statement of earnings			(518.5)	2,362.5
Purchases			2,025.6	1,860.2
Acquisitions of subsidiaries				74.9
Transfer into category				150.5
Sales and distributions			(999.8)	(1,164.9)
Transfer out of category			(2.7)	(112.7)
Unrealized foreign currency translation losses on foreign subsidiaries included in other comprehensive income (loss)			(103.5)	(4.1)
Balance - December 31			$ 8,744.3	8,343.2
Go Digit Infoworks Services Private Limited
Changes in fair value measurement, assets
Ownership percentage			49.00%
Go Digit Insurance Limited
Changes in fair value measurement, assets
Proceeds from issuance of equity shares	$ 200.0	₨ 14.9
Fair value of equity shares	$ 3,500.0				₨ 259.5
Go Digit Insurance Limited | Significant unobservable inputs (Level 3)
Changes in fair value measurement, assets
Fair value of equity shares				200.0
Net unrealized gain on investment in convertible preferred shares, inclusive of foreign exchange losses				1,490.3
Unrealized losses recognized in profit or loss attributable to changes in investment fair value			$ 167.2
Private placement debt securities
Changes in fair value measurement, assets
Net purchases of first mortgage loans			870.2	826.9
Private placement debt securities | Significant unobservable inputs (Level 3)
Changes in fair value measurement, assets
Balance - January 1			2,795.8	1,774.2
Net realized and unrealized gains (losses) included in the consolidated statement of earnings			(378.8)	69.1
Purchases			1,456.0	1,241.5
Acquisitions of subsidiaries				47.5
Transfer into category				139.6
Sales and distributions			(382.4)	(476.6)
Unrealized foreign currency translation losses on foreign subsidiaries included in other comprehensive income (loss)			(25.3)	0.5
Balance - December 31			3,465.3	2,795.8
Private company preferred shares | Significant unobservable inputs (Level 3)
Changes in fair value measurement, assets
Balance - January 1			2,101.8	587.4
Net realized and unrealized gains (losses) included in the consolidated statement of earnings			(247.4)	1,489.3
Purchases			286.4	32.0
Sales and distributions			(88.1)	(7.2)
Unrealized foreign currency translation losses on foreign subsidiaries included in other comprehensive income (loss)			(5.6)	0.3
Balance - December 31			2,047.1	2,101.8
Limited partnerships and other | Significant unobservable inputs (Level 3)
Changes in fair value measurement, assets
Balance - January 1			1,789.1	1,766.9
Net realized and unrealized gains (losses) included in the consolidated statement of earnings			143.0	450.6
Purchases			113.1	254.3
Sales and distributions			(207.0)	(580.9)
Transfer out of category				(102.0)
Unrealized foreign currency translation losses on foreign subsidiaries included in other comprehensive income (loss)			(14.0)	0.2
Balance - December 31			1,824.2	1,789.1
Private equity funds | Significant unobservable inputs (Level 3)
Changes in fair value measurement, assets
Balance - January 1			107.7	110.8
Net realized and unrealized gains (losses) included in the consolidated statement of earnings			(1.4)	2.4
Sales and distributions			(4.2)	(5.9)
Unrealized foreign currency translation losses on foreign subsidiaries included in other comprehensive income (loss)			(4.6)	0.4
Balance - December 31			97.5	107.7
Common stocks | Significant unobservable inputs (Level 3)
Changes in fair value measurement, assets
Balance - January 1			507.0	239.9
Net realized and unrealized gains (losses) included in the consolidated statement of earnings			61.9	53.7
Purchases			102.7	216.9
Transfer into category				10.9
Sales and distributions			(14.3)	(2.5)
Transfer out of category			(2.7)	(10.7)
Unrealized foreign currency translation losses on foreign subsidiaries included in other comprehensive income (loss)			(24.7)	(1.2)
Balance - December 31			629.9	507.0
Derivatives and other invested assets | Significant unobservable inputs (Level 3)
Changes in fair value measurement, assets
Balance - January 1			1,041.8	697.6
Net realized and unrealized gains (losses) included in the consolidated statement of earnings			(95.8)	297.4
Purchases			67.4	115.5
Acquisitions of subsidiaries				27.4
Sales and distributions			(303.8)	(91.8)
Unrealized foreign currency translation losses on foreign subsidiaries included in other comprehensive income (loss)			(29.3)	(4.3)
Balance - December 31			$ 680.3	$ 1,041.8